Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of company's commitments to make per unit cash payments for metal to which it has the contractual right pursuant to the metal purchase and sale agreement

Attributable
Mineral interest	Commodity	Inception date	volume purchased	Per unit cash payment	Term
Cerro Lindo	Silver	Dec. 20, 2016	65%[1]	10% of monthly average	Life of mine
ATO	Gold	Aug. 11, 2017	25%[2]	17% of spot	Life of mine
ATO	Silver	Aug. 11, 2017	50%[3]	17% of spot	Life of mine
Gunnison	Copper	Oct. 30, 2018	16.5%[4]	25% of spot	Life of mine
Buriticá	Silver	Mar. 15, 2019	100%[5]	5% of spot	Life of mine
Impala Bafokeng	Gold	Jan. 23, 2020	70%[6]	5% of spot	Life of mine
Northparkes	Gold	Jul. 10, 2020	54%[7]	10% of spot	Life of mine
Northparkes	Silver	Jul. 10, 2020	80%[7]	10% of spot	Life of mine
La Bolsa	Gold	Jan. 19, 2023	5%	Lesser of $450 and spot	Life of mine
La Colorada	Gold	Jan. 19, 2023	100%	Lesser of $650 and spot	Life of mine
Agbaou	Gold	Aug. 14, 2024	3%[8]	10% of spot	Life of mine
Bonikro	Gold	Aug. 14, 2024	3%[9]	10% of spot	Life of mine
Arcata and Azuca	Gold	Feb. 27, 2025	5%	10% of spot	Life of mine
Arcata and Azuca	Silver	Feb. 27, 2025	5%	10% of spot	Life of mine

Prepaid gold interests
Auramet	Gold	Jan. 19, 2023	1,250 ounces per quarter	16% of spot	Commercial conditions milestones	[10]
1.	65% of payable silver produced from Cerro Lindo until 19.5 million ounces have been delivered and 25% thereafter.
2.	25% of gold from ATO until 46,000 ounces of gold have been delivered and, thereafter, 25% of gold subject to an annual cap of 7,125 ounces.
3.	50% of silver from ATO until 375,000 ounces of silver have been delivered and thereafter, 50% of silver subject to an annual cap of 59,315 ounces.
4.	The stream percentage of refined copper produced from the Gunnison mine ranges from 3.5% to 16.5% depending on the Gunnison mine’s total production capacity, with the stream percentage starting at 16.5% and decreasing as the Gunnison project’s production capacity increases. Triple Flag has the option to increase its stream participation percentage by paying an additional deposit of an amount up to $65.0 million.
5.	The streamed silver is to be based on a fixed silver-to-gold ratio of 1.84 over the life of the asset.
6.	70% of payable gold produced until 261,000 ounces have been delivered and 42% thereafter.
7.	54% of payable gold produced until 630,000 ounces have been delivered and 27% thereafter; 80% of payable silver produced until 9,000,000 ounces have been delivered and 40% thereafter.
8.	3% of payable gold until 29,000 ounces have been delivered and 2% thereafter.
9.	3% of payable gold until 39,300 ounces have been delivered and 2% thereafter.
10.	On and after September 27, 2031 and the delivery of 50,000 ounces of gold.